Global Atlantic Select Advisor Managed Risk Portfolio

Portfolio of Investments (Unaudited)

September 30, 2021

	Shares/ Principal	Fair Value
Variable Insurance Trusts - 78.4%
Debt Funds - 19.5%
MFS High Yield Portfolio	369,087	$2,055,813
MFS Total Return Bond Series, Class I	1,361,990	18,577,541
Total Debt Funds		20,633,354
Equity Funds - 58.9%
American Century VP Mid Cap Value, Class I	173,921	4,076,698
American Century VP Value Fund, Class I	796,348	10,376,418
MFS Growth Series	214,545	15,749,764
MFS VIT II - International Intrinsic Value Portfolio, Class I	193,817	6,818,483
MFS VIT II Blended Research Core Equity Portfolio, Class I	64,176	3,984,709
MFS VIT Mid Cap Growth Series	268,036	2,964,478
Putnam VT Growth Opportunities	261,278	3,942,691
Putnam VT Large Cap Value Fund	497,151	14,442,227
Total Equity Funds		62,355,468
Total Variable Insurance Trusts
(Cost - $62,217,139)		82,988,822
Exchange Traded Funds - 17.3%
Debt Funds - 4.9%
iShares Core 1-5 Year USD Bond ETF	101,857	5,201,837
Equity Funds - 12.4%
iShares Core MSCI EAFE ETF	107,100	7,952,175
iShares Core MSCI Emerging Markets ETF	32,450	2,004,112
iShares Core S&P Small-Cap ETF	28,473	3,108,967
Total Equity Funds		13,065,254
Total Exchange Traded Funds
(Cost - $16,486,273)		18,267,091
Short-Term Investments - 4.5%
Money Market Funds - 4.5%
Dreyfus Government Cash Management, 0.03% (a)	4,631,466	4,631,466
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 0.01%(a)	183,050	183,050
Total Short-Term Investments (Cost - $4,814,516)		4,814,516
Total Investments - 100.2%
(Cost - $83,517,928)		$106,070,429
Other Assets Less Liabilities - Net (0.2)%		(207,074)
Total Net Assets - 100.0%		$105,863,355

(a)	The rate shown is the annualized seven-day yield at period end.